Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	$ 354
Assets held for sale		176,247
Investment in term loans		211,579
Loans to equity accounted investees and joint venture partners - Current	21,634	37,019
Loans to equity accounted investees and joint venture partners - Long-term	133,526	132,229
Liabilities associated with assets held for sale		(168,007)
Long-term debt	(6,732,367)	(6,109,470)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,873,925)	(1,376,829)
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale		(168,007)
Long-term receivable included in other assets	16,452
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,830,135)	(4,582,274)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans		209,570
Loans to equity accounted investees and joint venture partners - Current	21,634	37,019
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,254,309	1,119,966
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	122,506	91,415
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(506,314)	(410,470)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(63,741)	(52,219)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(354)	(1,480)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	8,051
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		17,250
Assets held for sale		176,247
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity accounted investees and joint venture partners - Long-term	133,526	132,229
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,766,576)	(1,313,358)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities associated with assets held for sale		(168,007)
Long-term receivable included in other assets	16,452
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,965,791)	(4,796,112)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans		211,579
Loans to equity accounted investees and joint venture partners - Current	21,634	37,019
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,254,309	1,119,966
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	122,506	91,415
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - liabilities	(506,314)	(410,470)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	(63,741)	(52,219)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	(354)	(1,480)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	8,051
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		17,250
Assets held for sale		$ 176,247